Preferred shares (Details Narrative)					1 Months Ended										6 Months Ended
		Feb. 23, 2023 shares	May 23, 2019 CNY (¥) shares	Nov. 22, 2018 shares	Jan. 31, 2022 USD ($) shares	Jul. 31, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2021 CNY (¥) shares	Apr. 30, 2021 USD ($) shares	Oct. 31, 2019 CNY (¥) shares	Jan. 31, 2019 USD ($) shares	Aug. 31, 2017 CNY (¥) shares	Jul. 31, 2016 CNY (¥) shares	Jul. 31, 2015 CNY (¥) shares	Jun. 30, 2024	Jun. 30, 2023 CNY (¥) shares
Class of Stock [Line Items]
Implied valuation | $					$ 800,000,000
Percentage of ordinary shares					10.00%
[custom:PercentOfQIPOOfferingPrice]															75.00%
Compound interest rate of capital contribution															10.00%
Accretion of preferred shares | ¥																¥ 110,000,000.0
Common Stock [Member]
Class of Stock [Line Items]
Convertible redeemable preferred shares	[1]															1,317,874
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Shares issued									1,955,000		1,877,135
Consideration | $					$ 19,700,000				$ 15,000,000.0		$ 17,400,000
Excess stock shares Issued									782,000		150,171
Shares authorized to be repurchased					276,007.50
Series D1 Preferred Shares [Member]
Class of Stock [Line Items]
Shares issued							399,496	399,496
Consideration | ¥								¥ 20,000,000.0
Series D2 Preferred Shares [Member]
Class of Stock [Line Items]
Excess stock shares Issued							260,667	260,667
Shenzhen Ruiyuan Investment Enterprise LLP [Member] | Series PreA Financing [Member]
Class of Stock [Line Items]
Shares issued														146,903
Consideration | ¥														¥ 30,000,000.0
Shenzhen Ruiyuan Investment Enterprise, LLP [Member]
Class of Stock [Line Items]
Number of shares issued in transaction														108,891
Ruiyuan Technology Holdings Limited [Member]
Class of Stock [Line Items]
Number of shares issued in transaction		559,868					4,429,111	4,429,111
Ruiyuan Technology Holdings Limited [Member] | Series PreA Financing [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares issued											5,444,575
Cicw Holdings Limited [Member] | Common Stock [Member]
Class of Stock [Line Items]
Consideration | ¥										¥ 6,000,000.0
Number of shares issued in transaction										1,015,462
Beijing Zhongyun Ronghui Investment Center, LLP [Member]
Class of Stock [Line Items]
Number of shares issued in transaction		606,524
Beijing Zhongyun Ronghui Investment Center, LLP [Member] | Series A Financing [Member]
Class of Stock [Line Items]
Shares issued													91,814
Beijing Zhongyun Ronghui Investment Center, LLP [Member] | Series A Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Convertible redeemable preferred shares				4,590,703
Beijing Zhongyun Ronghui Investment Center, LLP [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Shares issued			4,590,703
Consideration | ¥			¥ 0.4
Beijing Zhongyun Ronghui Investment Center, LLP [Member] | Series B Financing [Member]
Class of Stock [Line Items]
Shares issued												6,886
Consideration | ¥												¥ 7,500,000
Beijing Zhongyun Ronghui Investment Center, LLP [Member] | Series B Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Convertible redeemable preferred shares				344,303
Beijing Zhongyun Ronghui Investment Center, LLP [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Shares issued			344,303
Consideration | ¥			¥ 100,000
Hangzhou Shunying Equity Investment Enterprise LLP [Member] | Series A Financing [Member]
Class of Stock [Line Items]
Shares issued													91,814
Consideration | ¥													¥ 25,000,000.0
Beijing Zhongyun Ronghui Investment Center LLP [Member] | Series A Financing [Member]
Class of Stock [Line Items]
Consideration | ¥													¥ 25,000,000.0
Hangzhou Shunying Equity Investment Enterprise, LLP [Member] | Series A Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Convertible redeemable preferred shares				4,590,703
Hangzhou Shunying Equity Investment Enterprise, LLP [Member] | Series B Financing [Member]
Class of Stock [Line Items]
Shares issued												6,886
Consideration | ¥												¥ 7,500,000
Hangzhou Shunying Equity Investment Enterprise, LLP [Member] | Series B Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Convertible redeemable preferred shares				344,303
Ningbo Shiwei Enterprise Management Partnership (L.P.) [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Shares issued			4,590,703
Consideration | ¥			¥ 0.4
Huzhou Zhongze Jiameng Equity Investment Enterprise LLP [Member] | Series B Financing [Member]
Class of Stock [Line Items]
Shares issued												55,088
Consideration | ¥												¥ 60,000,000.0
Zhuhai Hengqin Huarong Zhifu Investment Management Co Ltd [Member] | Series B Financing [Member]
Class of Stock [Line Items]
Shares issued												91,814
Consideration | ¥												¥ 100,000,000.0
Eagle Rover Ltd [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Shares issued											2,754,422
LianJia Enterprise Limited [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Shares issued											4,590,704
Ningbo Shiwei Enterprise Management Partnership (L.P.) [Member]
Class of Stock [Line Items]
Number of shares issued in transaction		606,524
Ningbo Shiwei Enterprise Management Partnership (L.P.) [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Shares issued			344,303
Consideration | ¥			¥ 100,000
Yonghe CT Limited [Member]
Class of Stock [Line Items]
Number of shares issued in transaction		1,522,101
Yonghe CT Limited [Member] | Series D2 Preferred Shares [Member]
Class of Stock [Line Items]
Shares issued							651,667	651,667
Consideration | $							$ 5,000,000.0
Yonghe SI Limited [Member]
Class of Stock [Line Items]
Number of shares issued in transaction		110,352
Yonghe SI Limited [Member] | Series D2 Preferred Shares [Member]
Class of Stock [Line Items]
Shares issued							113,390	113,390
Consideration | $							$ 900,000
Image Digital Investment (HK) Limited [Member]
Class of Stock [Line Items]
Number of shares issued in transaction		8,117,877
Image Digital Investment (HK) Limited [Member] | Series D3 Preferred Shares [Member]
Class of Stock [Line Items]
Shares issued						8,341,333
Consideration | $						$ 64,000,000.0
TPP Fund II Holding F Limited [Member]
Class of Stock [Line Items]
Number of shares issued in transaction		2,029,469
TPP Fund II Holding F Limited [Member] | Series D3 Preferred Shares [Member]
Class of Stock [Line Items]
Shares issued						2,085,333
Consideration | $						$ 16,000,000.0
Huzhou Zhongze BVI [Member]
Class of Stock [Line Items]
Number of shares issued in transaction		1,119,736
Zhuhai Hengqin BVI [Member]
Class of Stock [Line Items]
Number of shares issued in transaction		1,866,227
Yonghe CarTech Limited [Member]
Class of Stock [Line Items]
Number of shares issued in transaction		1,014,735
United Gemini Holdings Limited [Member]
Class of Stock [Line Items]
Number of shares issued in transaction		388,793

[1]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).